COMMITMENTS, CONTINGENCIES, AND GUARANTEES - Schedule of Contingent Liabilities (Details) - Guaranteed Payments For Employment Contracts $ in Thousands	Dec. 31, 2025 USD ($)
Other Commitments [Line Items]
2026	$ 47,933
2027	23,827
2028	18,096
2029	6,287
2030	94
Total	$ 96,237